PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in defined benefit liability (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 318,629	R$ 76,619
Liability assumed after acquisition of company	668
Balance at the end of the year	522,105	318,629
Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	2,531,508	1,906,893
Liability assumed after acquisition of company	929
Current service costs	10,650	5,572
Interest on actuarial liabilities	263,696	227,916
Benefits paid	(199,633)	(180,285)
Member contributions paid	220	174
Actuarial losses (gains) adjusted by experience	104,856	376,776
Actuarial losses (gains) adjusted by demographic assumptions	(4,863)	(81,144)
Actuarial losses (gains) adjusted by financial assumptions	204,864	275,606
Balance at the end of the year	2,912,227	2,531,508
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	54,026	46,907
Liability assumed after acquisition of company	(12)
Balance at the end of the year	67,148	54,026
Post-retirement pension plans | Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,763,866	1,503,966
Liability assumed after acquisition of company	249
Current service costs	3,044	2,811
Interest on actuarial liabilities	181,208	179,496
Benefits paid	(168,856)	(156,056)
Member contributions paid	220	174
Actuarial losses (gains) adjusted by experience	(23,613)	78,373
Actuarial losses (gains) adjusted by demographic assumptions	(3,320)
Actuarial losses (gains) adjusted by financial assumptions	108,853	155,102
Balance at the end of the year	1,861,651	1,763,866
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	264,603	29,712
Liability assumed after acquisition of company	680
Balance at the end of the year	454,957	264,603
Post-retirement health plans | Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	767,642	402,927
Liability assumed after acquisition of company	680
Current service costs	7,606	2,761
Interest on actuarial liabilities	82,488	48,420
Benefits paid	(30,777)	(24,229)
Actuarial losses (gains) adjusted by experience	128,469	298,403
Actuarial losses (gains) adjusted by demographic assumptions	(1,543)	(81,144)
Actuarial losses (gains) adjusted by financial assumptions	96,011	120,504
Balance at the end of the year	R$ 1,050,576	R$ 767,642